UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Stock Index Fund (Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.61%
Financial	17.02
Technology	12.74
Communications	10.72
Industrial	10.29
Consumer, Cyclical	10.14
Energy	7.37
Basic Materials	2.90
Utilities	2.85
Diversified	0.04
Short Term Investments	3.32
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Actual	$1,000.00	$1,011.90	$3.02*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03*

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.93%
2,904	Air Products & Chemicals Inc	$397,354
1,065	Airgas Inc	112,656
1,702	Albemarle Corp	94,069
17,767	Alcoa Inc	198,102
1,580	Allegheny Technologies Inc	47,716
974	Ashland Inc	118,731
935	Cabot Corp	34,866
835	Carpenter Technology Corp	32,298
3,650	CF Industries Holdings Inc	234,622
2,026	Commercial Metals Co	32,578
479	Compass Minerals International Inc	39,345
990	Cytec Industries Inc	59,925
950	Domtar Corp	39,330
16,025	Dow Chemical Co	819,999
2,279	Eastman Chemical Co	186,468
4,003	Ecolab Inc	452,619
13,343	EI du Pont de Nemours & Co	853,285
1,985	FMC Corp	104,312
15,222	Freeport-McMoRan Copper & Gold Inc	283,434
1,174	International Flavors & Fragrances Inc	128,306
6,185	International Paper Co	294,344
5,822	LyondellBasell Industries NV Class A	602,693
601	Minerals Technologies Inc	40,946
7,117	Monsanto Co	758,601
4,678	Mosaic Co	219,164
168	NewMarket Corp	74,573
7,843	Newmont Mining Corp	183,212
4,808	Nucor Corp	211,889
1,403	Olin Corp	37,811
1,230	PolyOne Corp	48,179
4,072	PPG Industries Inc	467,140
4,241	Praxair Inc	507,012
1,093	Reliance Steel & Aluminum Co	66,105
1,019	Royal Gold Inc	62,760
1,968	RPM International Inc	96,373
651	Sensient Technologies Corp	44,489
1,206	Sherwin-Williams Co	331,674
1,794	Sigma-Aldrich Corp	249,994
3,505	Steel Dynamics Inc	72,606
2,332	United States Steel Corp (a)	48,086
1,147	Valspar Corp	93,848
848	Worthington Industries Inc	25,491

		8,807,005

Communications — 10.87%
5,663	Amazon.com Inc (b)(c)	2,458,252
829	AMC Networks Inc Class A (b)	67,854
1,855	ARRIS Group Inc (b)	56,763
77,013	AT&T Inc (c)	2,735,502
3,324	Cablevision Systems Corp Class A (a)	79,576
6,715	CBS Corp Class B	372,682
8,496	CenturyLink Inc	249,612
1,525	Ciena Corp (b)	36,112

Shares		Fair Value

Communications — (continued)
75,377	Cisco Systems Inc	$2,069,852
37,276	Comcast Corp Class A	2,241,779
7,469	DIRECTV (b)	693,048
2,358	Discovery Communications Inc Class A (b)	78,427
4,019	Discovery Communications Inc Class C (b)	124,910
16,224	eBay Inc (b)	977,334
1,428	Expedia Inc	156,152
1,096	F5 Networks Inc (b)	131,904
31,235	Facebook Inc Class A (b)(c)	2,678,870
564	FactSet Research Systems Inc	91,656
17,104	Frontier Communications Corp	84,665
1,701	Gannett Co Inc (b)	23,797
4,244	Google Inc Class A (b)	2,291,930
4,257	Google Inc Class C (b)	2,215,811
430	InterDigital Inc	24,463
6,304	Interpublic Group of Cos Inc	121,478
3,138	JDS Uniphase Corp (b)	36,338
708	John Wiley & Sons Inc Class A	38,494
5,211	Juniper Networks Inc	135,330
4,242	Level 3 Communications Inc (b)	223,426
626	Meredith Corp	32,646
2,889	Motorola Solutions Inc	165,655
889	Netflix Inc (b)	584,020
685	NeuStar Inc Class A (a)(b)	20,009
1,780	New York Times Co Class A	24,297
7,643	News Corp Class A (b)	111,511
5,578	Nielsen NV	249,727
3,602	Omnicom Group Inc	250,303
539	Plantronics Inc	30,351
2,010	Polycom Inc (b)	22,994
765	Priceline Group Inc (b)	880,798
1,462	Scripps Networks Interactive Inc Class A	95,571
10,242	Symantec Corp	238,126
3,402	Tegna Inc	109,102
1,429	Telephone & Data Systems Inc	42,013
1,790	Time Inc	41,188
4,192	Time Warner Cable Inc	746,889
12,241	Time Warner Inc	1,069,986
1,719	TripAdvisor Inc (b)	149,794
26,241	Twenty-First Century Fox Inc Class A	854,013
1,642	VeriSign Inc (a)(b)	101,344
60,485	Verizon Communications Inc (c)	2,819,206
5,298	Viacom Inc Class B	342,463
23,093	Walt Disney Co (c)	2,635,835
12,794	Yahoo! Inc (b)	502,676

		32,616,534

Consumer, Cyclical — 10.28%
1,192	Abercrombie & Fitch Co Class A (a)	25,640
1,129	Advance Auto Parts Inc	179,838
1,889	Alaska Air Group Inc	121,708
10,535	American Airlines Group Inc	420,715
2,512	American Eagle Outfitters Inc	43,257
656	Ann Inc (b)	31,678
1,917	Ascena Retail Group Inc (b)	31,928

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
1,137	AutoNation Inc (b)	$71,608
473	AutoZone Inc (b)	315,444
2,541	Bed Bath & Beyond Inc (b)	175,278
4,387	Best Buy Co Inc	143,060
739	Big Lots Inc	33,248
3,326	BorgWarner Inc	189,050
1,052	Brinker International Inc	60,648
1,308	Brunswick Corp	66,525
269	Buffalo Wild Wings Inc (b)	42,150
641	Cabela’s Inc Class A (a)(b)	32,037
3,043	CarMax Inc (b)	201,477
6,651	Carnival Corp	328,493
736	Carter’s Inc	78,237
256	Casey’s General Stores Inc	24,509
799	Cheesecake Factory Inc	43,573
2,491	Chico’s FAS Inc	41,425
469	Chipotle Mexican Grill Inc (b)	283,740
1,429	Cinemark Holdings Inc	57,403
4,166	Coach Inc	144,185
1,570	Copart Inc (b)	55,704
6,522	Costco Wholesale Corp	880,861
1,160	CST Brands Inc	45,310
16,733	CVS Health Corp	1,754,957
2,563	Dana Holding Corp	52,747
1,910	Darden Restaurants Inc	135,763
478	Deckers Outdoor Corp (b)	34,402
4,371	Delphi Automotive PLC	371,928
12,113	Delta Air Lines Inc	497,602
1,416	Dick’s Sporting Goods Inc	73,306
4,512	Dollar General Corp	350,763
3,057	Dollar Tree Inc (b)	241,472
776	Domino’s Pizza Inc (a)	87,998
4,683	DR Horton Inc	128,127
1,133	DreamWorks Animation SKG Inc Class A (a)(b)	29,889
1,466	Dunkin’ Brands Group Inc	80,630
1,417	Family Dollar Stores Inc	111,674
3,924	Fastenal Co (a)	165,514
2,178	Foot Locker Inc	145,948
58,278	Ford Motor Co	874,753
627	Fossil Group Inc (a)(b)	43,489
1,496	GameStop Corp Class A (a)	64,268
3,894	Gap Inc	148,634
19,904	General Motors Co	663,400
2,210	Genuine Parts Co	197,861
3,815	Goodyear Tire & Rubber Co	115,022
797	Guess? Inc (a)	15,279
5,932	Hanesbrands Inc	197,654
3,173	Harley-Davidson Inc	178,799
1,024	Harman International Industries Inc	121,795
1,677	Hasbro Inc	125,423
812	Herman Miller Inc	23,491
788	HNI Corp	40,306
19,264	Home Depot Inc	2,140,808
424	HSN Inc	29,761
2,260	Ingram Micro Inc Class A (a)(b)	56,568
425	International Speedway Corp Class A	15,585
2,593	Jarden Corp (b)	134,188

Shares		Fair Value

Consumer, Cyclical — (continued)
5,104	JC Penney Co Inc (a)(b)	$43,231
3,846	JetBlue Airways Corp (b)	79,843
9,649	Johnson Controls Inc	477,915
2,068	Kate Spade & Co (b)	44,545
1,482	KB Home (a)	24,601
2,928	Kohl’s Corp	183,322
3,595	L Brands Inc	308,199
2,074	Leggett & Platt Inc	100,962
2,737	Lennar Corp Class A	139,697
4,493	LKQ Corp (b)	135,891
13,832	Lowe’s Cos Inc	926,329
4,982	Macy’s Inc	336,136
3,159	Marriott International Inc Class A	234,998
4,847	Mattel Inc	124,519
14,178	McDonald’s Corp	1,347,902
726	MDC Holdings Inc (a)	21,758
2,902	Michael Kors Holdings Ltd (b)	122,145
893	Mohawk Industries Inc (b)	170,474
745	MSC Industrial Direct Co Inc Class A	51,979
4,064	Newell Rubbermaid Inc	167,071
10,315	NIKE Inc Class B	1,114,226
2,109	Nordstrom Inc	157,121
53	NVR Inc (b)	71,020
1,487	O’Reilly Automotive Inc (b)	336,032
6,641	Office Depot Inc (b)	57,511
5,365	PACCAR Inc	342,341
383	Panera Bread Co Class A (a)(b)	66,937
946	Polaris Industries Inc	140,112
4,943	PulteGroup Inc	99,601
1,170	PVH Corp	134,784
889	Ralph Lauren Corp	117,668
6,192	Ross Stores Inc	300,993
2,374	Royal Caribbean Cruises Ltd	186,810
626	Scotts Miracle-Gro Co Class A	37,065
1,216	Signet Jewelers Ltd	155,940
609	Skechers U.S.A. Inc Class A (b)	66,862
9,913	Southwest Airlines Co	328,021
9,424	Staples Inc	144,281
22,107	Starbucks Corp	1,185,267
2,486	Starwood Hotels & Resorts Worldwide Inc	201,590
9,377	Target Corp	765,445
855	Tempur Sealy International Inc (b)	56,345
721	Thor Industries Inc	40,578
1,743	Tiffany & Co	160,007
10,043	TJX Cos Inc	664,545
2,479	Toll Brothers Inc (b)	94,673
2,010	Tractor Supply Co	180,779
853	Tupperware Brands Corp (a)	55,053
2,463	Under Armour Inc Class A (a)(b)	205,513
1,641	Urban Outfitters Inc (b)	57,435
5,114	VF Corp	356,650
906	Vista Outdoor Inc (b)	40,679
23,314	Wal-Mart Stores Inc	1,653,662
12,854	Walgreens Boots Alliance Inc	1,085,392
405	Watsco Inc	50,115
3,538	Wendy’s Co (a)	39,909
1,187	Whirlpool Corp	205,410
1,346	Williams-Sonoma Inc	110,735

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
970	World Fuel Services Corp	$46,512
891	WW Grainger Inc (a)	210,855
1,797	Wyndham Worldwide Corp	147,192
1,183	Wynn Resorts Ltd	116,727
6,490	Yum! Brands Inc	584,619

		30,833,062

Consumer, Non-cyclical — 22.92%
725	Aaron’s Inc	26,252
22,079	Abbott Laboratories	1,083,637
25,436	AbbVie Inc	1,709,045
2,578	ADT Corp (a)	86,543
5,169	Aetna Inc	658,841
1,114	Akorn Inc (b)	48,637
3,320	Alexion Pharmaceuticals Inc (b)	600,156
993	Align Technology Inc (b)	62,271
5,820	Allergan PLC (b)	1,766,137
29,056	Altria Group Inc	1,421,129
3,055	AmerisourceBergen Corp	324,869
11,276	Amgen Inc	1,731,092
3,923	Anthem Inc	643,921
1,546	Apollo Education Group Inc Class A (b)	19,912
9,312	Archer-Daniels-Midland Co	449,025
6,987	Automatic Data Processing Inc	560,567
1,274	Avery Dennison Corp	77,638
7,171	Avon Products Inc (a)	44,890
8,133	Baxter International Inc	568,741
3,139	Becton Dickinson & Co	444,639
287	Bio-Rad Laboratories Inc Class A (b)	43,225
524	Bio-Techne Corp	51,598
3,489	Biogen Inc (b)	1,409,347
133	Boston Beer Co Inc Class A (b)	30,855
19,568	Boston Scientific Corp (b)	346,354
24,722	Bristol-Myers Squibb Co	1,645,002
2,368	Brown-Forman Corp Class B	237,226
2,745	Campbell Soup Co	130,799
4,841	Cardinal Health Inc	404,950
589	CEB Inc	51,278
11,809	Celgene Corp (b)	1,366,715
1,786	Centene Corp (b)	143,594
660	Charles River Laboratories International Inc (b)	46,424
1,984	Church & Dwight Co Inc	160,962
3,878	Cigna Corp	628,236
1,507	Cintas Corp	127,477
1,935	Clorox Co	201,279
58,031	Coca-Cola Co	2,276,556
3,235	Coca-Cola Enterprises Inc	140,528
12,558	Colgate-Palmolive Co	821,419
1,699	Community Health Systems Inc (b)	106,986
6,401	ConAgra Foods Inc	279,852
2,474	Constellation Brands Inc Class A	287,033
719	Cooper Cos Inc	127,960
1,113	CR Bard Inc	189,989
9,174	Danaher Corp	785,203
2,519	DaVita HealthCare Partners Inc (b)	200,185

Shares		Fair Value

Consumer, Non-cyclical — (continued)
1,579	Dean Foods Co	$25,532
775	Deluxe Corp	48,050
2,156	DENTSPLY International Inc	111,142
872	DeVry Education Group Inc	26,143
2,906	Dr Pepper Snapple Group Inc	211,847
1,580	Edwards Lifesciences Corp (b)	225,039
14,411	Eli Lilly & Co	1,203,174
3,007	Endo International PLC (b)	239,508
1,825	Equifax Inc	177,189
3,330	Estee Lauder Cos Inc Class A	288,578
10,709	Express Scripts Holding Co (a)(b)	952,458
2,512	Flowers Foods Inc	53,129
575	FTI Consulting Inc (b)	23,713
1,345	Gartner Inc Class A (b)	115,374
8,840	General Mills Inc	492,565
21,795	Gilead Sciences Inc (c)	2,551,759
942	Global Payments Inc	97,450
63	Graham Holdings Co Class B (a)	67,728
4,160	H&R Block Inc	123,344
1,456	Hain Celestial Group Inc (b)	95,892
710	Halyard Health Inc (b)	28,755
4,307	HCA Holdings Inc (b)	390,731
1,073	Health Net Inc (b)	68,801
1,260	Henry Schein Inc (b)	179,071
2,178	Hershey Co	193,472
844	Hill-Rom Holdings Inc	45,855
1,251	HMS Holdings Corp (b)	21,480
3,778	Hologic Inc (b)	143,791
2,008	Hormel Foods Corp	113,191
2,495	Hospira Inc (b)	221,331
2,256	Humana Inc	431,528
1,356	IDEXX Laboratories Inc (b)	86,974
1,051	Ingredion Inc	83,880
549	Intuitive Surgical Inc (b)	265,990
1,405	JM Smucker Co	152,316
41,088	Johnson & Johnson (c)	4,004,436
3,747	Kellogg Co	234,937
1,788	Keurig Green Mountain Inc	137,014
5,372	Kimberly-Clark Corp	569,271
8,751	Kraft Foods Group Inc	745,060
7,316	Kroger Co	530,483
1,497	Laboratory Corp of America Holdings (b)	181,466
269	Lancaster Colony Corp	24,439
616	LifePoint Hospitals Inc (b)	53,561
2,203	Live Nation Entertainment Inc (b)	60,560
1,776	Mallinckrodt PLC (b)	209,071
1,149	ManpowerGroup Inc	102,698
14,399	MasterCard Inc Class A	1,346,019
1,981	McCormick & Co Inc	160,362
4,019	McGraw Hill Financial Inc	403,709
3,428	McKesson Corp	770,649
3,055	Mead Johnson Nutrition Co Class A	275,622
1,349	MEDNAX Inc (b)	99,974
21,029	Medtronic PLC	1,558,249
41,917	Merck & Co Inc (c)	2,386,335
597	Molina Healthcare Inc (b)	41,969
2,331	Molson Coors Brewing Co Class B	162,727

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
24,305	Mondelez International Inc Class A	$999,908
2,135	Monster Beverage Corp (b)	286,133
2,596	Moody’s Corp	280,264
6,112	Mylan NV (b)	414,760
1,379	Omnicare Inc	129,971
1,112	Owens & Minor Inc	37,808
1,138	Patterson Cos Inc	55,364
21,887	PepsiCo Inc	2,042,933
2,169	Perrigo Co PLC	400,896
91,320	Pfizer Inc (c)	3,061,960
22,974	Philip Morris International Inc	1,841,826
813	Post Holdings Inc (a)(b)	43,845
40,234	Procter & Gamble Co (c)	3,147,908
2,951	Quanta Services Inc (b)	85,048
2,157	Quest Diagnostics Inc	156,426
1,118	Regeneron Pharmaceuticals Inc (b)	570,325
665	Rent-A-Center Inc	18,853
2,100	ResMed Inc	118,377
6,086	Reynolds American Inc	454,418
1,908	Robert Half International Inc	105,894
1,426	Rollins Inc	40,684
3,198	RR Donnelley & Sons Co (a)	55,741
1,816	SEI Investments Co	89,038
3,185	Service Corp International	93,735
796	Sirona Dental Systems Inc (b)	79,934
967	Sotheby’s	43,747
4,230	St Jude Medical Inc	309,086
819	STERIS Corp	52,776
4,471	Stryker Corp	427,293
2,992	SUPERVALU Inc (b)	24,205
8,697	Sysco Corp	313,962
621	Teleflex Inc	84,114
1,597	Tenet Healthcare Corp (b)	92,434
934	Thoratec Corp (b)	41,628
149	Tootsie Roll Industries Inc (a)	4,814
2,529	Total System Services Inc	105,636
1,052	Towers Watson & Co Class A	132,342
638	TreeHouse Foods Inc (b)	51,697
4,424	Tyson Foods Inc Class A	188,595
795	United Natural Foods Inc (b)	50,626
1,431	United Rentals Inc (b)	125,384
708	United Therapeutics Corp (b)	123,157
14,074	UnitedHealth Group Inc	1,717,028
1,385	Universal Health Services Inc Class B	196,808
1,550	Varian Medical Systems Inc (b)	130,712
1,143	VCA Antech Inc (b)	62,185
3,560	Vertex Pharmaceuticals Inc (b)	439,589
713	WellCare Health Plans Inc (b)	60,484
7,846	Western Union Co (a)	159,509
547	WEX Inc (b)	62,342
2,652	WhiteWave Foods Co Class A (b)	129,630
5,354	Whole Foods Market Inc	211,162
2,481	Zimmer Holdings Inc	271,000
7,567	Zoetis Inc	364,881

		68,773,240

Shares		Fair Value

Diversified — 0.04%
4,934	Leucadia National Corp	$119,798

Energy — 7.48%
7,451	Anadarko Petroleum Corp	581,625
5,569	Apache Corp	320,941
1,016	Atwood Oceanics Inc (a)	26,863
6,468	Baker Hughes Inc	399,076
5,983	Cabot Oil & Gas Corp	188,704
4,748	California Resources Corp	28,678
2,786	Cameron International Corp (b)	145,903
8,049	Chesapeake Energy Corp (a)	89,907
27,888	Chevron Corp (c)	2,690,355
1,389	Cimarex Energy Co	153,221
18,158	ConocoPhillips	1,115,083
3,501	CONSOL Energy Inc (a)	76,112
5,236	Denbury Resources Inc (a)	33,301
5,820	Devon Energy Corp	346,232
1,038	Diamond Offshore Drilling Inc (a)	26,791
1,149	Dresser-Rand Group Inc (a)(b)	97,872
592	Dril-Quip Inc (b)	44,548
1,130	Energen Corp	77,179
3,700	Ensco PLC Class A	82,399
8,074	EOG Resources Inc	706,879
2,256	EQT Corp	183,503
61,999	Exxon Mobil Corp (c)	5,158,317
1,078	First Solar Inc (b)	50,644
3,323	FMC Technologies Inc (b)	137,871
1,395	Gulfport Energy Corp (b)	56,149
12,583	Halliburton Co	541,950
1,664	Helix Energy Solutions Group Inc (a)(b)	21,016
1,525	Helmerich & Payne Inc (a)	107,390
3,543	Hess Corp	236,956
2,775	HollyFrontier Corp	118,465
25,723	Kinder Morgan Inc	987,506
9,946	Marathon Oil Corp	263,967
8,008	Marathon Petroleum Corp	418,899
2,411	Murphy Oil Corp	100,225
624	Murphy USA Inc (b)	34,832
4,296	Nabors Industries Ltd	61,991
5,752	National Oilwell Varco Inc	277,707
2,414	Newfield Exploration Co (b)	87,194
3,890	Noble Corp PLC (a)	59,867
5,780	Noble Energy Inc	246,690
1,714	NOW Inc (a)(b)	34,126
11,349	Occidental Petroleum Corp	882,612
1,379	Oceaneering International Inc	64,248
818	Oil States International Inc (b)	30,454
3,095	ONEOK Inc	122,191
2,327	Patterson-UTI Energy Inc	43,782
7,993	Phillips 66	643,916
2,180	Pioneer Natural Resources Co	302,344
2,661	QEP Resources Inc	49,255
2,387	Range Resources Corp	117,870
886	Rosetta Resources Inc (b)	20,502
1,950	Rowan Cos PLC Class A	41,164
18,823	Schlumberger Ltd	1,622,354
1,023	SM Energy Co	47,181
5,455	Southwestern Energy Co (b)	123,992

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Energy — (continued)
9,826	Spectra Energy Corp	$320,328
4,323	SunEdison Inc (a)(b)	129,301
2,407	Superior Energy Services Inc	50,643
1,256	Talen Energy Corp (b)	21,553
1,867	Tesoro Corp	157,593
5,033	Transocean Ltd	81,132
643	Unit Corp (b)	17,438
7,553	Valero Energy Corp	472,818
1,142	Western Refining Inc	49,814
9,883	Williams Cos Inc	567,185
3,040	WPX Energy Inc (b)	37,331

		22,433,935

Financial — 17.26%
4,800	Ace Ltd (b)	488,064
788	Affiliated Managers Group Inc (b)	172,257
6,434	Aflac Inc	400,195
588	Alexander & Baldwin Inc	23,167
1,098	Alexandria Real Estate Equities Inc REIT	96,031
232	Alleghany Corp (b)	108,752
917	Alliance Data Systems Corp (b)	267,709
6,105	Allstate Corp	396,031
1,538	American Campus Communities Inc REIT	57,967
12,918	American Express Co	1,003,987
1,089	American Financial Group Inc	70,829
19,775	American International Group Inc	1,222,490
6,285	American Tower Corp REIT	586,328
2,670	Ameriprise Financial Inc	333,563
4,109	Aon PLC	409,585
2,199	Apartment Investment & Management Co REIT Class A	81,209
2,470	Arthur J Gallagher & Co	116,831
950	Aspen Insurance Holdings Ltd	45,505
2,340	Associated Banc-Corp	47,432
982	Assurant Inc	65,794
1,931	AvalonBay Communities Inc REIT	308,709
1,535	BancorpSouth Inc	39,542
155,367	Bank of America Corp (c)	2,644,346
614	Bank of Hawaii Corp	40,942
16,392	Bank of New York Mellon Corp	687,972
1,039	Bank of the Ozarks Inc	47,534
10,666	BB&T Corp	429,946
27,047	Berkshire Hathaway Inc Class B (b)(c)	3,681,367
2,811	BioMed Realty Trust Inc REIT	54,365
1,866	BlackRock Inc Class A	645,599
2,239	Boston Properties Inc REIT	271,009
1,676	Brown & Brown Inc	55,073
1,325	Camden Property Trust REIT	98,421
8,115	Capital One Financial Corp	713,877
1,089	Cathay General Bancorp	35,338
1,199	CBOE Holdings Inc	68,607
4,305	CBRE Group Inc Class A (b)	159,285
16,951	Charles Schwab Corp	553,450
3,483	Chubb Corp	331,373
2,308	Cincinnati Financial Corp	115,815
44,997	Citigroup Inc (c)	2,485,634

Shares		Fair Value

Financial — (continued)
707	City National Corp	$63,906
4,691	CME Group Inc	436,544
2,857	CNO Financial Group Inc	52,426
2,588	Comerica Inc	132,816
1,233	Commerce Bancshares Inc	57,667
1,927	Communications Sales & Leasing Inc REIT (b)	47,635
1,207	CoreLogic Inc (b)	47,906
1,425	Corporate Office Properties Trust REIT	33,545
1,775	Corrections Corp of America REIT	58,717
4,946	Crown Castle International Corp REIT	397,164
851	Cullen/Frost Bankers Inc	66,872
6,719	Discover Financial Services	387,149
1,943	Douglas Emmett Inc REIT	52,344
5,025	Duke Realty Corp REIT	93,314
4,118	E*TRADE Financial Corp (b)	123,334
2,146	East West Bancorp Inc	96,184
1,857	Eaton Vance Corp	72,664
829	Equinix Inc REIT	210,566
1,040	Equity One Inc REIT	24,274
5,332	Equity Residential REIT	374,146
957	Essex Property Trust Inc REIT	203,363
693	Everest Re Group Ltd	126,133
1,621	Extra Space Storage Inc REIT	105,722
1,002	Federal Realty Investment Trust REIT	128,346
1,577	Federated Investors Inc Class B	52,814
12,246	Fifth Third Bancorp	254,962
1,654	First American Financial Corp	61,545
3,133	First Horizon National Corp	49,094
5,644	First Niagara Financial Group Inc	53,279
2,513	FirstMerit Corp	52,346
5,870	Franklin Resources Inc	287,806
2,267	Fulton Financial Corp	29,607
9,358	General Growth Properties Inc REIT	240,126
7,656	Genworth Financial Inc Class A (b)	57,956
2,520	Glimcher Realty Trust REIT	34,096
5,974	Goldman Sachs Group Inc	1,247,311
1,245	Hancock Holding Co	39,728
646	Hanover Insurance Group Inc	47,823
6,117	Hartford Financial Services Group Inc	254,284
1,511	HCC Insurance Holdings Inc	116,105
7,006	HCP Inc REIT	255,509
5,232	Health Care Inc REIT	343,376
1,268	Highwoods Properties Inc REIT	50,657
838	Home Properties Inc REIT	61,216
2,425	Hospitality Properties Trust REIT	69,889
11,552	Host Hotels & Resorts Inc REIT	229,076
7,616	Hudson City Bancorp Inc	75,246
12,368	Huntington Bancshares Inc	139,882
1,642	Intercontinental Exchange Inc	367,168
996	International Bancshares Corp	26,763
6,477	Invesco Ltd	242,823
2,851	Iron Mountain Inc REIT	88,381
2,045	Janus Capital Group Inc	35,010
643	Jones Lang LaSalle Inc	109,953

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
55,087	JPMorgan Chase & Co (c)	$3,732,695
766	Kemper Corp	29,529
13,075	KeyCorp	196,386
1,246	Kilroy Realty Corp REIT	83,669
6,239	Kimco Realty Corp REIT	140,627
1,164	Lamar Advertising Co REIT Class A	66,907
1,657	LaSalle Hotel Properties REIT	58,757
1,471	Legg Mason Inc	75,801
2,249	Liberty Property Trust REIT	72,463
3,851	Lincoln National Corp	228,056
4,305	Loews Corp	165,786
1,929	M&T Bank Corp	240,990
2,137	Macerich Co REIT	159,420
1,461	Mack-Cali Realty Corp REIT	26,926
7,907	Marsh & McLennan Cos Inc	448,327
627	Mercury General Corp (a)	34,893
16,459	MetLife Inc	921,539
1,190	Mid-America Apartment Communities Inc REIT	86,644
22,708	Morgan Stanley	880,843
1,734	NASDAQ OMX Group Inc	84,637
1,823	National Retail Properties Inc REIT	63,823
5,685	Navient Corp	103,524
6,479	New York Community Bancorp Inc (a)	119,084
3,307	Northern Trust Corp	252,853
3,636	Old Republic International Corp	56,831
2,385	Omega Healthcare Investors Inc REIT	81,877
1,562	PacWest Bancorp	73,039
4,281	People’s United Financial Inc (a)	69,395
2,666	Plum Creek Timber Co Inc REIT	108,160
7,663	PNC Financial Services Group Inc	732,966
704	Potlatch Corp REIT	24,865
701	Primerica Inc	32,029
4,002	Principal Financial Group Inc	205,263
8,027	Progressive Corp	223,391
7,557	Prologis Inc REIT	280,365
974	Prosperity Bancshares Inc	56,239
6,673	Prudential Financial Inc	584,021
2,129	Public Storage REIT	392,524
1,807	Raymond James Financial Inc	107,661
2,019	Rayonier Inc REIT	51,585
3,333	Realty Income Corp REIT (a)	147,952
1,409	Regency Centers Corp REIT	83,103
20,333	Regions Financial Corp	210,650
1,021	Reinsurance Group of America Inc	96,862
642	RenaissanceRe Holdings Ltd	65,169
3,092	Senior Housing Properties Trust REIT	54,265
732	Signature Bank (b)	107,157
4,631	Simon Property Group Inc REIT	801,256
1,424	SL Green Realty Corp REIT	156,483
5,836	SLM Corp (b)	57,601
596	StanCorp Financial Group Inc	45,064
6,052	State Street Corp	466,004
999	Stifel Financial Corp (b)	57,682

Shares		Fair Value

Financial — (continued)
7,656	SunTrust Banks Inc	$329,361
781	SVB Financial Group (b)	112,448
1,929	Synovus Financial Corp	59,452
3,917	T Rowe Price Group Inc	304,468
1,486	Tanger Factory Outlet Centers Inc REIT	47,106
942	Taubman Centers Inc REIT	65,469
2,477	TCF Financial Corp	41,143
1,790	Torchmark Corp	104,214
4,718	Travelers Cos Inc Class A	456,042
915	Trustmark Corp	22,857
3,824	UDR Inc REIT	122,483
2,795	Umpqua Holdings Corp	50,282
3,771	Unum Group	134,813
1,331	Urban Edge Properties REIT	27,671
26,262	US Bancorp	1,139,771
2,864	Valley National Bancorp	29,528
4,843	Ventas Inc REIT	300,702
28,640	Visa Inc Class A	1,923,176
2,663	Vornado Realty Trust REIT	252,799
1,399	Waddell & Reed Financial Inc Class A	66,187
1,323	Washington Federal Inc	30,892
1,148	Webster Financial Corp	45,403
1,582	Weingarten Realty Investors REIT	51,716
69,491	Wells Fargo & Co (c)	3,908,174
7,975	Weyerhaeuser Co REIT	251,212
1,618	WisdomTree Investments Inc (a)	35,539
1,513	WR Berkley Corp	78,570
4,547	XL Group PLC	169,148
2,955	Zions Bancorporation	93,777

		51,786,539

Industrial — 10.44%
9,366	3M Co	1,445,174
668	Acuity Brands Inc	120,227
2,329	AECOM Technology Corp (b)	77,043
1,326	AGCO Corp (a)	75,290
4,860	Agilent Technologies Inc	187,499
1,356	Allegion PLC	81,550
3,656	AMETEK Inc	200,276
4,691	Amphenol Corp Class A	271,937
1,131	AO Smith Corp	81,409
988	AptarGroup Inc	63,005
1,470	Arrow Electronics Inc (b)	82,026
2,160	Avnet Inc	88,798
1,560	B/E Aerospace Inc	85,644
2,013	Ball Corp	141,212
694	Belden Inc	56,374
1,391	Bemis Co Inc	62,609
9,537	Boeing Co	1,322,973
981	Carlisle Cos Inc	98,218
9,013	Caterpillar Inc	764,483
2,150	CH Robinson Worldwide Inc	134,139
696	CLARCOR Inc	43,319
770	Clean Harbors Inc (b)	41,380
1,133	Cognex Corp	54,497
974	Con-way Inc	37,372
18,632	Corning Inc	367,609

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
761	Crane Co	$44,694
14,550	CSX Corp	475,057
2,466	Cummins Inc	323,515
4,981	Deere & Co	483,406
1,941	Donaldson Co Inc (a)	69,488
2,355	Dover Corp	165,274
750	Eagle Materials Inc	57,248
7,041	Eaton Corp PLC	475,197
10,074	Emerson Electric Co	558,402
926	Energizer Holdings Inc (b)	121,815
449	Esterline Technologies Corp (b)	42,808
2,873	Expeditors International of Washington Inc	132,460
3,876	FedEx Corp	660,470
563	FEI Co	46,690
2,174	FLIR Systems Inc	67,003
2,028	Flowserve Corp	106,794
2,100	Fluor Corp	111,321
2,473	Fortune Brands Home & Security Inc	113,313
1,725	Garmin Ltd	75,779
671	GATX Corp	35,664
4,635	General Dynamics Corp	656,733
149,428	General Electric Co (c)	3,970,302
812	Genesee & Wyoming Inc Class A (b)	61,858
4,144	Gentex Corp	68,044
909	Graco Inc	64,566
518	Granite Construction Inc	18,394
480	Greif Inc Class A	17,208
1,742	Harris Corp	133,977
11,541	Honeywell International Inc	1,176,836
749	Hubbell Inc Class B	81,102
744	Huntington Ingalls Industries Inc Class A	83,767
1,227	IDEX Corp	96,418
5,125	Illinois Tool Works Inc	470,424
3,850	Ingersoll-Rand PLC Class A (b)	259,567
1,518	ITT Corp	63,513
2,701	Jabil Circuit Inc	57,504
2,048	Jacobs Engineering Group Inc (b)	83,190
1,349	JB Hunt Transport Services Inc	110,739
1,550	Joy Global Inc	56,110
1,644	Kansas City Southern	149,933
2,215	KBR Inc	43,148
1,354	Kennametal Inc	46,198
2,574	Keysight Technologies Inc (b)	80,283
883	Kirby Corp (b)	67,691
780	KLX Inc (b)	34,421
1,450	Knowles Corp (a)(b)	26,245
1,253	L-3 Communications Holdings Inc	142,065
627	Landstar System Inc	41,927
674	Lennox International Inc	72,583
1,189	Lincoln Electric Holdings Inc	72,398
3,998	Lockheed Martin Corp	743,228
1,824	Louisiana-Pacific Corp (a)(b)	31,063
886	Martin Marietta Materials Inc	125,378
5,305	Masco Corp	141,484
2,403	MeadWestvaco Corp	113,398

Shares		Fair Value

Industrial — (continued)
413	Mettler-Toledo International Inc (b)	$141,023
407	MSA Safety Inc	19,744
1,550	National Instruments Corp	45,663
863	Nordson Corp	67,219
4,511	Norfolk Southern Corp	394,081
2,911	Northrop Grumman Corp	461,772
1,055	Old Dominion Freight Line Inc (b)	72,378
862	Orbital ATK Inc	63,236
1,060	Oshkosh Corp	44,923
2,552	Owens-Illinois Inc (b)	58,543
1,470	Packaging Corp of America	91,860
1,584	Pall Corp	197,129
2,070	Parker Hannifin Corp	240,803
2,759	Pentair PLC	189,681
1,741	PerkinElmer Inc	91,646
2,050	Precision Castparts Corp	409,734
4,511	Raytheon Co	431,612
667	Regal-Beloit Corp	48,418
3,595	Republic Services Inc	140,816
2,130	Rock-Tenn Co Class A	128,226
2,060	Rockwell Automation Inc	256,758
1,977	Rockwell Collins Inc	182,576
1,520	Roper Industries Inc	262,139
756	Ryder System Inc	66,052
3,153	Sealed Air Corp	162,001
652	Silgan Holdings Inc	34,400
832	Snap-on Inc	132,496
1,541	Sonoco Products Co	66,047
554	SPX Corp	40,104
2,329	Stanley Black & Decker Inc	245,104
1,262	Stericycle Inc (b)	168,994
6,000	TE Connectivity Ltd	385,800
602	Tech Data Corp (b)	34,651
547	Teledyne Technologies Inc (b)	57,714
1,672	Terex Corp	38,874
4,254	Textron Inc	189,856
5,840	Thermo Fisher Scientific Inc	757,798
667	Tidewater Inc (a)	15,161
1,260	Timken Co	46,078
630	Timken Steel Corp	17,004
4,029	Trimble Navigation Ltd (b)	94,520
2,518	Trinity Industries Inc	66,551
756	Triumph Group Inc	49,888
6,206	Tyco International PLC	238,807
13,000	Union Pacific Corp	1,239,810
10,242	United Parcel Service Inc Class B	992,552
12,191	United Technologies Corp	1,352,348
326	Valmont Industries Inc (a)	38,752
2,302	Vishay Intertechnology Inc	26,887
1,946	Vulcan Materials Co	163,328
1,440	Wabtec Corp	135,706
1,901	Waste Connections Inc	89,575
6,455	Waste Management Inc	299,189
1,210	Waters Corp (b)	155,340
869	Werner Enterprises Inc	22,811
1,008	Woodward Inc	55,430
2,665	Xylem Inc	98,792

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
765	Zebra Technologies Corp Class A (b)	$84,953

		31,315,509

Technology — 12.92%
1,655	3D Systems Corp (a)(b)	32,306
9,252	Accenture PLC Class A	895,409
1,561	ACI Worldwide Inc (b)	38,354
1,348	Acxiom Corp (b)	23,698
7,034	Adobe Systems Inc (b)	569,824
10,719	Advanced Micro Devices Inc (a)(b)	25,726
467	Advent Software Inc	20,646
2,586	Akamai Technologies Inc (b)	180,554
2,381	Allscripts Healthcare Solutions Inc (b)	32,572
4,348	Altera Corp	222,618
4,583	Analog Devices Inc	294,160
1,348	ANSYS Inc (b)	122,992
85,438	Apple Inc (c)	10,716,061
18,452	Applied Materials Inc	354,647
6,736	Atmel Corp	66,383
3,378	Autodesk Inc (b)	169,153
3,759	Avago Technologies Ltd	499,684
8,017	Broadcom Corp Class A	412,795
1,851	Broadridge Financial Solutions Inc ADR	92,569
4,802	CA Inc	140,651
4,516	Cadence Design Systems Inc (b)	88,785
2,473	CDK Global Inc	133,493
4,625	Cerner Corp (b)	319,402
2,339	Citrix Systems Inc (b)	164,104
9,040	Cognizant Technology Solutions Corp Class A (b)	552,254
678	CommVault Systems Inc (b)	28,754
2,055	Computer Sciences Corp	134,890
1,512	Convergys Corp	38,541
1,905	Cree Inc (a)(b)	49,587
4,695	Cypress Semiconductor Corp	55,213
1,134	Diebold Inc	39,690
474	DST Systems Inc	59,715
545	Dun & Bradstreet Corp	66,490
4,542	Electronic Arts Inc (b)	302,043
28,801	EMC Corp	760,058
404	Fair Isaac Corp	36,675
1,412	Fairchild Semiconductor International Inc (b)	24,541
4,270	Fidelity National Information Services Inc	263,886
3,606	Fiserv Inc (b)	298,685
1,921	Fortinet Inc (b)	79,395
26,773	Hewlett-Packard Co	803,458
1,636	Informatica Corp (b)	79,297
1,976	Integrated Device Technology Inc (b)	42,879
70,355	Intel Corp	2,139,847
13,575	International Business Machines Corp	2,208,109
1,672	Intersil Corp Class A	20,917
4,058	Intuit Inc	408,925

Shares		Fair Value

Technology — (continued)
538	IPG Photonics Corp (b)	$45,824
1,159	Jack Henry & Associates Inc	74,987
2,335	KLA-Tencor Corp	131,250
2,408	Lam Research Corp	195,891
965	Leidos Holdings Inc	38,957
857	Lexmark International Inc Class A	37,879
3,481	Linear Technology Corp	153,965
1,098	Manhattan Associates Inc (b)	65,496
986	MAXIMUS Inc	64,810
1,343	Mentor Graphics Corp	35,495
2,894	Microchip Technology Inc (a)	137,248
16,073	Micron Technology Inc (b)	302,815
119,970	Microsoft Corp (c)	5,296,675
1,576	MSCI Inc Class A	97,003
2,705	NCR Corp (b)	81,420
4,612	NetApp Inc	145,555
7,436	NVIDIA Corp	149,538
47,331	Oracle Corp	1,907,439
4,922	Paychex Inc	230,743
2,812	Pitney Bowes Inc	58,518
1,706	PTC Inc (b)	69,980
2,207	Qorvo Inc (b)	177,156
24,167	QUALCOMM Inc	1,513,579
1,854	Rackspace Hosting Inc (b)	68,950
2,777	Red Hat Inc (b)	210,858
1,495	Rovi Corp (b)	23,845
9,041	Salesforce.com Inc (b)	629,525
3,219	SanDisk Corp	187,410
713	Science Applications International Corp	37,682
4,707	Seagate Technology PLC	223,582
576	Silicon Laboratories Inc (b)	31,110
2,818	Skyworks Solutions Inc	293,354
862	SolarWinds Inc (a)(b)	39,764
1,132	Solera Holdings Inc	50,442
2,167	Synopsys Inc (b)	109,759
2,020	Teradata Corp (a)(b)	74,740
2,873	Teradyne Inc	55,420
15,421	Texas Instruments Inc	794,336
502	Tyler Technologies Inc (b)	64,949
445	Ultimate Software Group Inc (b)	73,131
1,714	VeriFone Systems Inc (b)	58,207
3,228	Western Digital Corp	253,140
15,915	Xerox Corp	169,336
4,005	Xilinx Inc	176,861

		38,749,059

Utilities — 2.89%
9,506	AES Corp	126,049
1,846	AGL Resources Inc	85,950
1,601	Alliant Energy Corp	92,410
3,543	Ameren Corp	133,500
7,177	American Electric Power Co Inc	380,166
2,785	Aqua America Inc	68,205
1,451	Atmos Energy Corp	74,407
660	Black Hills Corp	28,809
6,255	CenterPoint Energy Inc	119,033
854	Cleco Corp	45,988

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Utilities — (continued)
3,990	CMS Energy Corp	$127,042
4,273	Consolidated Edison Inc	247,321
8,754	Dominion Resources Inc	585,380
2,691	DTE Energy Co	200,856
10,256	Duke Energy Corp	724,279
4,816	Edison International	267,673
2,683	Entergy Corp	189,151
4,668	Eversource Energy	211,974
12,610	Exelon Corp	396,206
6,387	FirstEnergy Corp	207,897
2,302	Great Plains Energy Inc	55,616
1,536	Hawaiian Electric Industries Inc	45,665
691	IDACORP Inc	38,793
3,098	MDU Resources Group Inc	60,504
1,179	National Fuel Gas Co (a)	69,431
6,523	NextEra Energy Inc	639,450
4,698	NiSource Inc	214,182
5,146	NRG Energy Inc	117,740
3,080	OGE Energy Corp	87,996
884	ONE Gas Inc	37,623
3,858	Pepco Holdings Inc	103,934
7,114	PG&E Corp	349,297
1,614	Pinnacle West Capital Corp	91,820
1,378	PNM Resources Inc	33,899
10,059	PPL Corp	296,439
7,481	Public Service Enterprise Group Inc	293,854
2,800	Questar Corp	58,548
2,069	SCANA Corp	104,795
3,494	Sempra Energy	345,696
13,389	Southern Co	560,999
3,107	TECO Energy Inc	54,870
2,473	UGI Corp	85,195
1,172	Vectren Corp	45,099
4,729	WEC Energy Group Inc	212,673
2,035	Westar Energy Inc	69,638
643	WGL Holdings Inc	34,908
7,460	Xcel Energy Inc	240,063

		8,661,023

TOTAL COMMON STOCK — 98.03% (Cost $161,291,760)		$294,095,704

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.79%
$ 5,378,000	Federal Home Loan Mortgage Corp
	0.01%, 07/01/2015	5,378,000

U.S. Treasury Bonds and Notes — 0.10%
	U.S. Treasury Bills(d)
50,000	0.07%, 12/10/2015	49,983

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$ 230,000	0.08%, 09/17/2015	$229,961

		279,944

Repurchase Agreements — 1.48%
221,726	Undivided interest of 1.14% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $221,726 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (e)	221,726

1,053,258	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $1,053,258 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (e)	1,053,258

1,053,258	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $1,053,258 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (e)	1,053,258

1,053,258	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $1,053,258 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (e)	1,053,258

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 1,053,258	Undivided interest of 2.28% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $1,053,258 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (e)	$1,053,258

		4,434,758

TOTAL SHORT TERM INVESTMENTS — 3.37% (Cost $10,092,702)		$10,092,702

TOTAL INVESTMENTS — 101.40% (Cost $171,384,462)		$304,188,406

OTHER ASSETS & LIABILITIES, NET — (1.40)%		$(4,190,918)

TOTAL NET ASSETS — 100.00%		$299,997,488

(a)	All or a portion of the security is on loan at June 30, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation

S&P 500® Emini Long Futures	55	USD	$5,649,600	September 2015	$(68,489)

S&P Mid 400® Emini Long Futures	3	USD	449,430	September 2015	(4,884)

Net Depreciation					$(73,373)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Stock Index Fund

ASSETS:
Investments in securities, fair value (including $4,328,874 of securities on loan)(a)	$299,753,648
Repurchase agreements, fair value(b)	4,434,758
Cash	198,029
Subscriptions receivable	145,266
Receivable for investments sold	73,794
Variation margin on futures contracts	7,176
Dividends receivable	333,695

Total Assets	304,946,366

LIABILITIES:
Payable to investment adviser	66,877
Payable for administrative services fees	93,629
Payable upon return of securities loaned	4,434,758
Redemptions payable	244,783
Payable for investments purchased	108,831

Total Liabilities	4,948,878

NET ASSETS	$299,997,488

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,181,753
Paid-in capital in excess of par	165,789,046
Net unrealized appreciation	132,730,571
Undistributed net investment income	120,653
Accumulated net realized gain	175,465

NET ASSETS	$299,997,488

CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	11,817,533

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$25.39

(a) Cost of investments	$166,949,704
(b) Cost of repurchase agreements	$4,434,758

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Stock Index Fund

INVESTMENT INCOME:
Interest	$290
Income from securities lending	18,782
Dividends	3,052,189
Foreign withholding tax	(419)

Total Income	3,070,842

EXPENSES:
Management fees	728,135
Administrative services fees	179,256

Total Expenses	907,391

NET INVESTMENT INCOME	2,163,451

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	6,462,418
Net realized gain on futures contracts	119,788

Net Realized Gain	6,582,206

Net change in unrealized depreciation on investments	(5,059,899)
Net change in unrealized depreciation on futures contracts	(65,704)

Net Change in Unrealized Depreciation	(5,125,603)

Net Realized and Unrealized Gain	1,456,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,620,054

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Stock Index Fund

OPERATIONS:
Net investment income	$2,163,451	$4,298,746
Net realized gain	6,582,206	27,078,190
Net change in unrealized appreciation (depreciation)	(5,125,603)	5,081,024

Net Increase in Net Assets Resulting from Operations	3,620,054	36,457,960

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,042,798)	(4,685,944)
From net realized gains	–	(27,208,620)

Total Distributions	(2,042,798)	(31,894,564)

CAPITAL SHARE TRANSACTIONS:
Shares sold	26,927,295	28,169,730
Shares issued in reinvestment of distributions	2,042,798	31,894,564
Shares redeemed	(34,610,446)	(77,846,740)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,640,353)	(17,782,446)

Total Decrease in Net Assets	(4,063,097)	(13,219,050)

NET ASSETS:
Beginning of period	304,060,585	317,279,635

End of period(a)	$299,997,488	$304,060,585

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,048,686	1,086,550
Shares issued in reinvestment of distributions	78,690	1,235,104
Shares redeemed	(1,348,565)	(3,002,101)

Net Decrease	(221,189)	(680,447)

(a) Including undistributed net investment income:	$120,653	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Stock Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$25.26		$24.94		$20.28		$18.27		$18.35	$16.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(a)	0.37	(a)	0.34	(a)	0.34	(a)	0.27	0.25
Net realized and unrealized gain (loss)	0.12		2.83		6.04		2.46		(0.05)	2.23

Total From Investment Operations	0.30		3.20		6.38		2.80		0.22	2.48

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.42)		(0.42)		(0.34)		(0.27)	(0.25)
From net realized gains	–		(2.46)		(1.30)		(0.45)		(0.03)	–

Total Distributions	(0.17)		(2.88)		(1.72)		(0.79)		(0.30)	(0.25)

NET ASSET VALUE, END OF PERIOD	$25.39		$25.26		$24.94		$20.28		$18.27	$18.35

TOTAL RETURN(b)	1.19%	(c)	12.76%		31.72%		15.54%		1.21%	15.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$299,997		$304,061		$317,280		$285,814		$274,472	$299,714
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	1.43%	(d)	1.41%		1.47%		1.67%		1.43%	1.44%
Portfolio turnover rate	2%	(c)	4%		5%		5%		6%	5%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and the Institutional Class have not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

  Semi-Annual Report - June 30, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  Semi-Annual Report - June 30, 2015

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$294,095,704 $	— $	— $	294,095,704
Short Term Investments	—	10,092,702	—	10,092,702

Total Assets	$294,095,704 $	10,092,702 $	0 $	304,188,406

Liabilities

Other Financial Investments:
Futures Contracts(a)	$(73,373) $	— $	— $	(73,373)

Total Liabilities	$(73,373) $	0 $	0 $	(73,373)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

  Semi-Annual Report - June 30, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$179,991,012

Gross unrealized appreciation on investments	143,069,815
Gross unrealized depreciation on investments	(18,872,421)

Net unrealized appreciation on investments	$124,197,394

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

  Semi-Annual Report - June 30, 2015

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 42 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

Liability Derivatives

Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized depreciation	$(73,373)(a)

(a) Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$119,788	Net change in unrealized depreciation on futures contracts	$(65,704)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $6,476,173 and $14,691,775, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

  Semi-Annual Report - June 30, 2015

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $4,328,874 and received collateral of $4,434,758 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Fund’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset

  Semi-Annual Report - June 30, 2015

value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Stock Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.

The Board noted that, although the Fund underperformed its index for the one-, three, five- and ten-year periods ended December 31, 2014 primarily due to the Fund’s expenses, the Fund was in the second quartile of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2014 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fees of its peer group of Funds and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and median total annual operating expense ratio of its peer group and peer universe.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also considered the Sub-Adviser’s representation that the Sub-Adviser does not advise other accounts similar to the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)           (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015